Fair Value Measurements And Derivative Instruments (Tables)	3 Months Ended
Mar. 31, 2013
Fair Value Measurements And Derivative Instruments [Abstract]
Schedule Of Fair Value Of Derivatives Designated As Cash Flow Hedges
At December 31, 2011 and 2012, the fair values of our derivatives and their respective balance sheet locations are presented in the following table:

	Asset Derivatives		Liability Derivatives
	Location	Fair Value	Location	Fair Value
As of December 31, 2011	(Dollars in Thousands)
Derivatives designated as cash flow hedges:
Foreign currency derivatives	Other receivables	$4,412	Other payables	$1,834
Commodity derivative contracts	Other current assets	1,104	Other current liabilities	1,557
Total fair value		$5,516		$3,391

As of December 31, 2012
Derivatives designated as cash flow hedges:
Foreign currency derivatives	Other receivables	$1,062	Other payables	$2,374
Commodity derivative contracts	Other current assets	—	Other current liabilities	31
Total fair value		$1,062		$2,405

	Asset Derivatives		Liability Derivatives
	Location	Fair Value	Location	Fair Value
As of December 31, 2012	(Dollars in Thousands)
Derivatives designated as cash flow hedges:
Foreign currency derivatives	Other receivables	$1,062	Other payables	$2,374
Commodity derivative contracts	Other current assets	—	Other current liabilities	31
Total fair value		$1,062		$2,405

As of March 31, 2013
Derivatives designated as cash flow hedges:
Foreign currency derivatives	Other receivables	$2,886	Other payables	$886
Commodity derivative contracts	Other current assets	258	Other current liabilities	15
Total fair value		$3,144		$901

Schedule Of Fair Value Of Derivatives Designated As Fair Value Hedges

	Asset Derivatives		Liability Derivatives
	Location	Fair Value	Location	Fair Value
As of December 31, 2011	(Dollars in Thousands)
Derivatives designated as fair value hedges:
Foreign currency derivatives	Other receivables	$—	Other payables	$195
Total fair value		$—		$195

As of December 31, 2012
Derivatives designated as fair value hedges:
Foreign currency derivatives	Other receivables	$—	Other payables	$—
Total fair value		$—		$—

	Asset Derivatives		Liability Derivatives
	Location	Fair Value	Location	Fair Value
As of December 31, 2012	(Dollars in Thousands)
Derivatives not designated as hedges:
Foreign currency derivatives	Other receivables	$242	Other payables	$—
Total fair value		$242		$—

As of March 31, 2013
Derivatives not designated as hedges:
Foreign currency derivatives	Other receivables	$96	Other payables	$130
Total fair value		$96		$130

Schedule Of Realized (Gains) Losses On Derivatives Recognized In Statement Of Operations

		Amount of (Gain)/Loss Recognized (Effective Portion)
	Location of (Gain)/Loss Reclassified from Other Comprehensive Income (Effective Portion)	2011	2012
		(Dollars in Thousands)
Derivatives designated as cash flow hedges:
Foreign currency derivatives	Cost of goods sold/Other expense / (income) / Revenue	$368	$(5,226)
Commodity forward derivatives	Cost of goods sold / Revenue	$(7,287)	$(9,430)

		(Gain)/Loss Recognized (Effective Portion)
	Location of (Gain)/Loss Recognized in the Consolidated Statement of Income	2011	2012
		(Dollars in Thousands)
Derivatives designated as fair value hedges:
Foreign currency derivatives	Cost of goods sold/Other expense (income)	$(1,491)	$209

		Amount of (Gain)/Loss Recognized (Effective Portion)
Three Months Ended March 31,	Location of (Gain)/Loss Reclassified from Other Comprehensive Income (Effective Portion)	2012	2013
		(Dollars in Thousands)
Derivatives designated as cash flow hedges:
Foreign currency derivatives, excluding tax of $122 and $(9), respectively	Cost of goods sold/Other expense / (income) / Revenue	$(1,221)	$94
Commodity forward derivatives, excluding tax of $894 and $117, respectively	Cost of goods sold / Revenue	$(2,470)	$(323)

		(Gain)/Loss Recognized (Effective Portion)
Three Months Ended March 31,	Location of (Gain)/Loss Recognized in the Consolidated Statement of Income	2012	2013
		(Dollars in Thousands)
Derivatives designated as fair value hedges:
Foreign currency derivatives	Cost of goods sold/Other expense (income)	$209	$—

		Amount of (Gain)/Loss Recognized
Three Months Ended March 31,	Location of (Gain)/Loss Recognized in the Consolidated Statement of Income	2012	2013
		(Dollars in thousands)
Derivatives not designated as hedges:
Foreign currency derivatives	Cost of goods sold/Other expense (income)	$63	$(1,782)